Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Financial Instruments [Abstract]
Schedule of cash and cash equivalents
	2014	2013
Cash in bank	$353,087	$
Cash and cash equivalents	$353,087		$509,224

	2013	2012
Cash in bank	$509,224	$385,141
Cash and cash equivalents	$509,224	$385,141